Business Combinations - Additional Information (Details) € in Millions, ₨ in Millions, $ in Millions		12 Months Ended
	May 10, 2024	Mar. 31, 2023 USD ($) Acquisition	Apr. 18, 2024 USD ($)	Apr. 18, 2024 EUR (€)	Jan. 11, 2024 INR (₨)	Jan. 11, 2024 USD ($)
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition		$ 122
Number of business combinations completed | Acquisition		2
Cash consideration		$ 116
Contingent consideration on acquisition		$ 6
Key input used in determining fair value of contingent consideration discount rate		12.50%
Trade receivables acquired		$ 14
Transaction cost related to the acquisition		$ 1
Term for shareholder and employee retention bonus payable to employees		3 years
oddity
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%
BASE life science A/S
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%
InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests					100.00%	100.00%
InSemi Technology Services Private Limited | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Date of acquisition	May 10, 2024
In-tech Holding GmbH | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%	100.00%
Top of Range
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition						$ 34
Top of Range | InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition | ₨					₨ 2,800
Top of Range | In-tech Holding GmbH | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition			$ 485	€ 450